ORGANIZATION	12 Months Ended
Mar. 31, 2021
ORGANIZATION
ORGANIZATION

1.ORGANIZATION

Just Energy Group Inc. (“Just Energy” or the “Company”) is a corporation established under the laws of Canada to hold securities of its directly or indirectly owned operating subsidiaries and affiliates. The registered office of Just Energy is First Canadian Place, 100 King Street West, Toronto, Ontario, Canada. The Consolidated Financial Statements consist of Just Energy and its subsidiaries and affiliates. The Consolidated Financial Statements were approved by the Board of Directors on June XX, 2021.

In February 2021, the State of Texas experienced extremely cold weather (the “Weather Event”). The Weather Event led to increased electricity demand and sustained high prices from February 13, 2021 through February 19, 2021, during which real time market prices were artificially fixed at U.S. dollars (“USD”) $9,000/MWh for 88 consecutive hours. As a result of the losses sustained and without sufficient liquidity to pay the corresponding invoices from the Electric Reliability Council of Texas, Inc. (“ERCOT”) when due, on March 9, 2021, Just Energy received creditor protection under the Companies’ Creditors Arrangement Act (Canada) (“CCAA”) from the Ontario Superior Court of Justice (Commercial List) (the “Court”) and under Chapter 15 of the Bankruptcy Code in the United States, allowing Just Energy to operate while restructuring its consolidated balance sheet.

As part of the CCAA filing, the Company entered into a USD$125 million Debtor-In-Possession (“DIP Facility”) financing with certain of its lenders under the 10.25% term loan. The Company also entered into Qualifying Support Agreements with its largest commodity supplier and ISO Services provider. The filings and associated USD$125 million DIP Facility arranged by the Company, enabled Just Energy to continue all operations without interruption throughout the U.S. and Canada and to continue making payments required by ERCOT and satisfy other regulatory obligations.

Under the terms of the initial order granted by the Court on March 9, 2021, as amended and restated from time to time (the “Court Order”),  any actions against Just Energy to enforce or otherwise effect payment from Just Energy of pre-petition obligations were stayed through September 30, 2021 as of June XX, 2021. As at March 31, 2021, in connection with the CCAA proceedings, the Company identified the following obligations that are subject to potential compromise:

Amounts in 000's

Trade and other payables	$505,736
Current portion of long term debt	530,700

Total liabilities subject to compromise	$1,036,436

The common shares of the Company were halted from trading on the Toronto Stock Exchange (“TSX”) on March 9, 2021 and the Company delisted from the TSX on June 3, 2021. The Company has listed its common shares on the TSX Venture Exchange as of June 4, 2021, under the symbol “JE”.  In addition, the Company was delisted from the New York Stock Exchange on March 22, 2021 and was listed on the OTC Pink Market under the symbol “JENGQ” on March 23, 2021.